MASSMUTUAL FUNDS
MassMutual U.S. Government Money Market Fund
Supplement dated April 25, 2025 to the
Prospectus dated February 1, 2025, as Revised on February 5, 2025, and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements. The information in this supplement replaces the information in the previous supplement for the MassMutual U.S. Government Money Market Fund, dated March 24, 2025.
The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual U.S. Government Money Market Fund (the “Fund”) will be dissolved. Effective on or about September 5, 2025 (the “Termination Date”), shareholders of Class R5 shares of the Fund will receive proceeds in proportion to the number of Class R5 shares held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after August 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of July 31, 2025 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
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PREMPRO-25-07
USGOVMM-25-03

MASSMUTUAL FUNDS
MassMutual Inflation-Protected and Income Fund
Supplement dated April 25, 2025 to the
Prospectus dated February 1, 2025, as Revised on February 5, 2025, and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 25, 2025, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 13 of the Prospectus):
Tom Duski is a Managing Director and member of Barings’ Investment Grade Fixed Income Group. He has managed the Fund since April 2025.
Effective April 25, 2025, the following information supplements the information for Barings LLC found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 88 of the Prospectus:
Tom Duski
is a Managing Director and member of Barings’ Investment Grade Fixed Income Group. Mr. Duski shares primary responsibility for the day-to-day management of the Inflation-Protected and Income Fund. He is also a senior derivatives trader for Barings’ Global Public Securitized Products. Mr. Duski is responsible for strategy analysis and trading of interest rate and derivative instruments, also including currency and over-the-counter equity derivatives, utilized within various hedging and alpha generation strategies. Prior to his current role, he worked on the GIA’s Asset-Liability Management as well as the development of investment pricing assumptions for MassMutual’s insurance products. Mr. Duski has worked in the industry since 1991. Prior to joining Barings in 2002, he held various actuarial positions at MassMutual and was responsible for pricing of life insurance, structured settlements, and annuity products at the Travelers.
Effective April 25, 2025, the information for Douglas Trevallion, II found under the heading Portfolio Manager(s) in the section titled Management (on page 13 of the Prospectus) as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 89 of the Prospectus is hereby removed.
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PREMPRO-25-08
IPI-25-01

MASSMUTUAL FUNDS
MassMutual Core Bond Fund
Supplement dated April 25, 2025 to the
Prospectus dated February 1, 2025, as Revised on February 5, 2025, and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 25, 2025, the information for Douglas Trevallion, II found under the heading Portfolio Manager(s) in the section titled Management (on page 22 of the Prospectus) as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 89 of the Prospectus is hereby removed.
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PREMPRO-25-09
CB-25-03

MASSMUTUAL FUNDS
MassMutual Diversified Bond Fund
Supplement dated April 25, 2025 to the
Prospectus dated February 1, 2025, as Revised on February 5, 2025, and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 25, 2025, the information for Douglas Trevallion, II found under the heading Portfolio Manager(s) in the section titled Management (on page 30 of the Prospectus) as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 89 of the Prospectus is hereby removed.
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PREMPRO-25-10
DB-25-01

MASSMUTUAL FUNDS
MassMutual International Equity Fund
Supplement dated April 25, 2025 to the
Prospectus dated February 1, 2025, as Revised on February 5, 2025, and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective July 1, 2025, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 63 of the Prospectus):
Stedman D. Oakey, CFA is a Portfolio Manager at TSW. He has managed the Fund since July 2025.
Effective July 1, 2025, the following information supplements the information for Thompson, Siegel & Walmsley LLC found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 92 of the Prospectus:
Stedman D. Oakey, CFA
is a portfolio manager of the International Equity Fund. Mr. Oakey joined TSW as a research analyst in 2005.
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PREMPRO-25-11
IE-25-03

MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
Supplement dated April 25, 2025 to the
Prospectus dated February 1, 2025, as Revised on February 5, 2025, and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Effective April 25, 2025, the information for Douglas Trevallion, II found under the heading Portfolio Manager(s) in the section titled Management (on page 10 of the Prospectus) as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 41 of the Prospectus is hereby removed.
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SAPREMPRO-25-01
SDB-25-01

MASSMUTUAL FUNDS
MassMutual Inflation-Protected and Income Fund
MassMutual Core Bond Fund
MassMutual Diversified Bond Fund
MassMutual International Equity Fund
Supplement dated April 25, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective April 25, 2025, the following information replaces similar information for the MassMutual Inflation-Protected and Income Fund found on page B-149 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Inflation-Protected and Income Fund are Tom Duski and Rishi Kapur.
Effective April 25, 2025, the following information supplements the information found on page B-149 for the MassMutual Inflation-Protected and Income Fund under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Tom Duski
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	8	$982 million	0	$0
* The information provided is as of December 31, 2024.
** Does not include the Inflation-Protected and Income Fund.
Ownership of Securities:
As of December 31, 2024, Mr. Duski did not own any shares of the Inflation-Protected and Income Fund.
Effective April 25, 2025, the information found on page B-149 for Douglas Trevallion, II for the MassMutual Inflation-Protected and Income Fund under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
Effective April 25, 2025, the following information replaces similar information for the MassMutual Core Bond Fund found on page B-150 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Core Bond Fund are Stephen Ehrenberg, Rishi Kapur, and Charles Sanford.
Effective April 25, 2025, the information found on page B-150 for Douglas Trevallion, II for the MassMutual Core Bond Fund under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
Effective April 25, 2025, the following information replaces similar information for the MassMutual Diversified Bond Fund found on page B-150 in the section titled Appendix C — Additional Portfolio Manager Information:

The portfolio managers of the Diversified Bond Fund are Stephen Ehrenberg, Rishi Kapur, and Charles Sanford.
Effective April 25, 2025, the information found on page B-151 for Douglas Trevallion, II for the MassMutual Diversified Bond Fund under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
Effective July 1, 2025, the following information replaces similar information for the MassMutual International Equity Fund found on page B-158 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the International Equity Fund are Brandon H. Harrell and Stedman D. Oakey.
Effective July 1, 2025, the following information supplements the information for the MassMutual International Equity Fund found on page B-158 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Stedman D. Oakey
Registered investment companies**	1	$752.6 million	0	$0
Other pooled investment vehicles	2	$587.8 million	0	$0
Other accounts	4	$582.5 million	0	$0
* The information provided is as of December 31, 2024.
** Does not include the International Equity Fund.
Ownership of Securities:
As of December 31, 2024, Mr. Oakey did not own any shares of the International Equity Fund.
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PREMSAI-25-01

MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
Supplement dated April 25, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective April 25, 2025, the following information replaces similar information for the MassMutual Short-Duration Bond Fund found on page B-106 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Short-Duration Bond Fund are Stephen Ehrenberg, Rishi Kapur, and Charles Sanford.
Effective April 25, 2025, the information found on page B-106 for Douglas Trevallion, II for the MassMutual Short Duration Bond Fund under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAPREMSAI-25-01